Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Related Party [Abstract]
Short-term employee benefits	$ 7,206	$ 4,020
Termination benefits	1,394	0
Share-based compensation	2,867	3,044
Total	$ 11,467	$ 7,064